Note 9 - Payroll and Related Benefits - Payroll and Related Benefits Income Statement Presentation (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Cost of sales	R$ 2,247.9	R$ 2,175.1	R$ 1,976.7
Distribution expenses	1,286.8	1,130.4	1,014.5
Sales and marketing expenses	1,480.9	1,333.7	1,231.3
Administrative expenses	1,699.1	1,089.2	1,338.8
Net finance costs	115.6	44.1	89.2
Other operating income/(expenses), net	0.0	2.2	1.3
Exceptional items	68.2	65.9	33.2
Total	R$ 6,898.5	R$ 5,840.6	R$ 5,685.0